BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the “Fund”)

SUPPLEMENT DATED AUGUST 19, 2009
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Effective August 19, 2009, the Fund’s Prospectus and Statement of Additional Information is amended as set forth below.

The section entitled “Details About the Fund—How the Fund Invests—Other Strategies” of the Fund’s current Prospectus is amended by revising the sub-paragraph on “Borrowing” as follows:

     Borrowing — The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. In addition, the Total Return Fund may participate in certain loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus) to the extent permitted by the 1940 Act or any SEC relief granted thereunder. Such participations will not be considered borrowings for purposes of the Total Return Fund’s limitation on borrowing, but may create similar risk of leverage to the Fund. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Certain derivative securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

The section entitled “Details About the Fund—How the Fund Invests—Other Strategies” of the Fund’s current Prospectus is amended by adding the following paragraphs:

Outlined below are other strategies the Total Return Fund uses in seeking to achieve its investment objective:

     Participation in TALF Program: The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and the U.S. Department of the Treasury to assist the securitization markets by supporting the issuance of certain eligible collateral, which are investment-grade rated, asset-backed securities such as automobile loans, student loans, and credit card loans, as well as receivables related to residential mortgage servicing advances or certain commercial mortgage-backed securities. The types of eligible collateral may be expanded by the Federal Reserve in the future, and among other requirements must at issuance be rated in the highest investment-grade rating category by at least two ratings agencies (without the benefit of a third-party guarantee), and must not be placed on a watch list or downgraded by any such rating agency. The TALF Program will be operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed will provide non-recourse loans to the Fund in a minimum size of $10 million.

     In order to obtain a loan under the TALF Program, the Fund is required to put up a certain percentage of the purchase price or value of the eligible collateral (called the “haircut”). In addition, it will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Fund. The interest rate under the loan will vary and will be determined under the terms of the TALF Program. The term of a loan under the TALF Program will depend on the nature of the eligible collateral, and are currently three years or five years.

     The Fund will pledge eligible collateral, which will consist of either certain eligible asset-backed securities that the Fund currently owns or other asset-backed securities that the Fund purchases with the loan proceeds. Except in limited circumstances, TALF loans by the New York Fed to the Fund are non-recourse, and if the Fund does not repay the loan, the New York Fed may enforce its rights only against the eligible collateral pledged by the Fund and not against any other assets of the Fund. TALF loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the eligible collateral to the New York Fed. If the securities constituting eligible collateral default and lose all their value, under the current terms of the TALF Program the New York Fed cannot look to the Fund to cover the principal on the loan. Generally, under the terms of the TALF Program a payment of principal on eligible collateral must be used immediately to reduce the principal amount of the TALF loan in proportion to the haircut (for example, if the original haircut was 10%, 90% of any principal repaid must be immediately paid to the New York Fed).

The section entitled “Details About the Fund—Investment Risks” of the Fund’s current Prospectus is amended by replacing “Mortgage-Backed Securities Risks (Total Return Fund Main Risk; High Income Fund Other Risk) “ and “Asset-Backed Securities Risks (Total Return Fund Main Risk; High Income Fund Other Risk) “ with the following:

     Mortgage- and Asset-Backed Securities Risks (Total Return Fund Main Risk; High Income Fund Other Risk) — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

     Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities.

     Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

     Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

     Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The section entitled “Details About the Fund—Investment Risks” of the Fund’s current Prospectus is amended by adding the following paragraphs to the subsection under “Each Fund may also be subject to certain other risks associated with its investments and investment strategies”:

     Risk of Participation in TALF Program (Total Return Fund): The risk of leverage to the Fund under the TALF Program is the same risk of leverage that applies to other types of borrowings the Fund may engage in (see the “Leverage” risk elsewhere in the prospectus for additional details). Loans under the TALF Program would not be subject to the Funds’ limitations on borrowings (which are generally limited to 33 1/3% of the Fund’s total assets). However, the Fund will borrow under the TALF Program only if it maintains segregated liquid assets (in addition to any assets pledged as eligible collateral), marked-to-market daily, in an amount equal to the Fund’s outstanding principal and interest under the TALF loan, treating the loans under the TALF Program similar to other financial instruments (such as reverse repurchase agreements) that obligate a fund to “cover” its obligation to purchase or deliver cash or securities at a future time.

     The New York Fed reserves the right to reject any request for a loan, in whole or in part, in its sole discretion, even if the Fund meets all requirements of the TALF Program. The Federal Reserve may also change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. The Fund cannot predict the form any such changes or modifications might take and, if the Fund participates in the TALF Program, such changes may adversely affect the value of the Fund’s assets and the ability of the Fund to achieve its investment objectives. Any changes to the TALF Program may, among other things, further limit or expand the types of securities that may be purchased with the proceeds of a TALF Program loan.

     Participation in the TALF Program requires the Fund to contract with a primary dealer that will be authorized to act as agent for the Fund. A primary dealer may receive direct or indirect fees for its services. Any such fees incurred will be borne by the Fund. Under the terms of the TALF Program, any interest and principal payments from TALF eligible collateral will be directed first to a custodial account in the name of the primary dealer prior to remittance to the Fund. As a result, the Fund will be subject to the counterparty risk of the primary dealer. Any voting rights held in respect of TALF eligible collateral under a TALF Program loan currently are subject to the consent of the New York Fed, whose consent must be obtained via the primary dealer, which may delay the Fund’s voting ability.

     Under certain circumstances, loans under the TALF Program may be become recourse to the Fund, which may adversely affect the Fund’s ability to achieve its investment objective. In connection with any borrowing by the Fund under the TALF Program, the Fund will be required to represent, among other things, that at the time of borrowing the Fund is an eligible borrower and that the collateral is eligible collateral. A determination that the Fund is, at any time, not an eligible borrower (based on the criteria that is applicable at the time of borrowing), or a determination that certain representations made by the Fund under the TALF Program were untrue when made, will cause the loan to become full recourse to the Fund, and the Fund must then repay the loan or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Fund. Additionally, the loan may become recourse to the Fund if certain persons acquire more than 25% of the Fund’s outstanding securities or if the Fund fails to make certain timely filings under the TALF Program. If loans under the TALF Program become recourse against the Fund and the value of the eligible collateral pledged to the New York Fed does not at least equal the amount of principal and interest the Fund owes to the New York Fed under the loan, then the Fund will be required to pay the difference to the New York Fed. In order to make this payment, the Fund may be required to sell portfolio securities during adverse market conditions or at other times it would not otherwise choose to sell such securities. Finally, if the Fund were to surrender its eligible collateral under the terms of the TALF Program, it would lose the amount of the haircut.

     Under the terms of its agreement with the Fund, the primary dealer generally disclaims all liability for losses that may occur in connection with the TALF Program, the risk of which is borne by the Fund. Further, the Fund indemnifies for any losses that the primary dealer may incur under the terms of the TALF Program. The primary dealer may terminate its agreement with the Fund at any time. If the Fund is not able to find a replacement primary dealer within the requisite period of time, it may be required to either repay the loan, sell the eligible collateral, or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Fund. Agreements with the primary dealer are subject to amendment by the primary dealer without the Fund’s consent, in order to conform to any future amendments of the TALF Program by the Federal Reserve.

     Participation in TALF will not subject the Fund or BlackRock to restrictions on executive compensation under the Treasury Department’s Troubled Assets Relief Program.

The section entitled “Part I: Information About BlackRock Bond Fund, Inc.” on page I-1 of the Fund’s Statement of Additional Information is amended by adding the following paragraph:

     References to the Investment Company Act of 1940, as amended, or other applicable law, will include interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive or other relief or permission from the Commission, Commission staff or other authority.

The section entitled “I. Investment Objectives and Policies—Total Return Fund” on page I-2 of the Fund’s Statement of Additional Information is amended by adding the following paragraphs:

     TALF Program: The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (“TALF Program”), a program created by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and the U.S. Department of the Treasury to assist the securitization markets by supporting the issuance of certain eligible collateral, which are investment-grade rated, asset-backed securities such as automobile loans, student loans, and credit card loans, as well as receivables related to residential mortgage servicing advances or certain commercial mortgage-backed securities. The types of eligible collateral may be expanded by the Federal Reserve in the future, and among other requirements must at issuance be rated in the highest investment-grade rating category by at least two ratings agencies (without the benefit of a third-party guarantee), and must not be placed on a watch list or downgraded by any such rating agency. The TALF Program will be operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed will provide non-recourse loans to the Fund in a minimum size of $10 million.

     In order to obtain a loan under the TALF Program, the Fund is required to put up a certain percentage of the purchase price or value of the eligible collateral (called the “haircut”). In addition, it will be required to pay an administrative fee to the New York Fed on the settlement date of each TALF Program loan received by the Fund. The interest rate under the loan will vary and will be determined under the terms of the TALF Program. The term of a loan under the TALF Program will depend on the nature of the eligible collateral, and are currently three years or five years.

     The Fund will pledge eligible collateral, which will consist of either certain eligible asset-backed securities that the Fund currently owns or other asset-backed securities that the Fund purchases with the loan proceeds. Except in limited circumstances, TALF loans by the New York Fed to the Fund are non-recourse, and if the Fund does not repay the loan, the New York Fed may enforce its rights only against the eligible collateral pledged by the Fund and not against any other assets of the Fund. TALF loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the eligible collateral to the New York Fed. If the securities constituting eligible collateral default and lose all their value, under the current terms of the TALF Program the New York Fed cannot look to the Fund to cover the principal on the loan. Generally, under the terms of the TALF Program a payment of principal on eligible collateral must be used immediately to reduce the principal amount of the TALF loan in proportion to the haircut (for example, if the original haircut was 10%, 90% of any principal repaid must be immediately paid to the New York Fed).

     The risk of leverage to the Fund under the TALF Program is the same risk of leverage that applies to other types of borrowings the Fund may engage in (see the “Leverage” risk elsewhere in this statement of additional information for more details). Loans under the TALF Program would not be subject to the Funds’ limitations on borrowings (which are generally limited to 33 1/3% of the Fund’s total assets). However, the Fund will borrow under the TALF Program only if it maintains segregated liquid assets (in addition to any assets pledged as eligible collateral), marked-to-market daily, in an amount equal to the Fund’s outstanding principal and interest under the TALF loan, treating the loans under the TALF Program similar to other financial instruments (such as reverse repurchase agreements) that obligate a fund to “cover” its obligation to purchase or deliver cash or securities at a future time.

     Participations in the TALF Program and other loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus) will not be considered purchasing securities on margin for purposes of the Fund’s limits on margin.

     The New York Fed reserves the right to reject any request for a loan, in whole or in part, in its sole discretion, even if the Fund meets all requirements of the TALF Program. The Federal Reserve may also change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. The Fund cannot predict the form any such changes or modifications might take and, if the Fund participates in the TALF Program, such changes may adversely affect the value of the Fund’s assets and the ability of the Fund to achieve its investment objectives. Any changes to the TALF Program may, among other things, further limit or expand the types of securities that may be purchased with the proceeds of a TALF Program loan.

     Participation in the TALF Program requires the Fund to contract with a primary dealer that will be authorized to act as agent for the Fund. A primary dealer may receive direct or indirect fees for its services. Any such fees incurred will be borne by the Fund. Under the terms of the TALF Program, any interest and principal payments from TALF eligible collateral will be directed first to a custodial account in the name of the primary dealer prior to remittance to the Fund. As a result, the Fund will be subject to the counterparty risk of the primary dealer. Any voting rights held in respect of TALF eligible collateral under a TALF Program loan currently are subject to the consent of the New York Fed, whose consent must be obtained via the primary dealer, which may delay the Fund’s voting ability.

     Under certain circumstances, loans under the TALF Program may be become recourse to the Fund, which may adversely affect the Fund’s ability to achieve its investment objective. In connection with any borrowing by the Fund under the TALF Program, the Fund will be required to represent, among other things, that at the time of borrowing the Fund is an eligible borrower and that the collateral is eligible collateral. A determination that the Fund is, at any time, not an eligible borrower (based on the criteria that is applicable at the time of borrowing), or a determination that certain representations made by the Fund under the TALF Program were untrue when made, will cause the loan to become full recourse to the Fund, and the Fund must then repay the loan or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Fund. Additionally, the loan may become recourse to the Fund if certain persons acquire more than 25% of the Fund’s outstanding securities or if the Fund fails to make certain timely filings under the TALF Program. If loans under the TALF Program become recourse against the Fund and the value of the eligible collateral pledged to the New York Fed does not at least equal the amount of principal and interest the Fund owes to the New York Fed under the loan, then the Fund will be required to pay the difference to the New York Fed. In order to make this payment, the Fund may be required to sell portfolio securities during adverse market conditions or at other times it would not otherwise choose to sell such securities. Finally, if the Fund were to surrender its eligible collateral under the terms of the TALF Program, it would lose the amount of the haircut.

     Under the terms of its agreement with the Fund, the primary dealer generally disclaims all liability for losses that may occur in connection with the TALF Program, the risk of which is borne by the Fund. Further, the Fund indemnifies for any losses that the primary dealer may incur under the terms of the TALF Program. The primary dealer may terminate its agreement with the Fund at any time. If the Fund is not able to find a replacement primary dealer within the requisite period of time, it may be required to either repay the loan, sell the eligible collateral, or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Fund. Agreements with the primary dealer are subject to amendment by the primary dealer without the Fund’s consent, in order to conform to any future amendments of the TALF Program by the Federal Reserve.

     Participation in TALF will not subject the Fund or BlackRock to restrictions on executive compensation under the Treasury Department’s Troubled Assets Relief Program.

The section entitled “II. Investment Restrictions” on page I-3 of the Fund’s Statement of Additional Information is amended by revising non-fundamental investment restriction (e) as follows:

     (e) Notwithstanding fundamental investment restriction (7) above, neither Fund will borrow amounts in excess of 5% of its total assets, taken at market value (including the amount borrowed), and then only from banks for the purpose of meeting redemption requests or settlement transactions, or for temporary or emergency purposes. In addition, the Funds will not purchase securities while borrowings are outstanding. Participations in loan programs sponsored by the United States of America (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus) will not be considered borrowing for purposes of the Fund’s aforementioned limits regarding borrowing.

Code # PR&SAI-10046-0809SUP